Equity Transactions - Schedule of Value of Options (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Stock Option 1
Date of Issuance	Sep. 06, 2013	Sep. 06, 2013
Options	41,003,280	41,003,280
Stock price on grant date	$ 0.02	$ 0.02
Exercise price	$ 0.0191984	$ 0.0191984
Expected life	10 years	10 years
Volatility	76.00%	76.00%
Risk-free rate	2.94%	2.94%
Calculated value	$ 663,307	$ 663,307
Stock Option 2
Date of Issuance	Feb. 07, 2014	Feb. 07, 2014
Options	1,500,000	1,500,000
Stock price on grant date	$ 0.02	$ 0.02
Exercise price	$ 0.0191984	$ 0.0191984
Expected life	10 years	10 years
Volatility	74.00%	74.00%
Risk-free rate	2.71%	2.71%
Calculated value	$ 23,825	$ 23,825
Stock Option 3
Date of Issuance	Mar. 14, 2014	Mar. 14, 2014
Options	5,000,000	5,000,000
Stock price on grant date	$ 0.30	$ 0.30
Exercise price	$ 0.30	$ 0.30
Expected life	10 years	10 years
Volatility	74.00%	74.00%
Risk-free rate	2.65%	2.65%
Calculated value	$ 1,182,141	$ 1,182,141
Stock Option 4
Date of Issuance	May 07, 2014	May 07, 2014
Options	3,500,000	3,500,000
Stock price on grant date	$ 0.12	$ .12
Exercise price	$ 0.12	$ .12
Expected life	10 years	10 years
Volatility	73.00%	73.00%
Risk-free rate	2.56%	2.56%
Calculated value	$ 315,772	$ 315,772
Stock Option 5
Date of Issuance	Jul. 23, 2014	Jul. 23, 2014
Options	750,000	750,000
Stock price on grant date	$ 0.069	$ .069
Exercise price	$ 0.069	$ .069
Expected life	10 years	10 years
Volatility	88.00%	88.00%
Risk-free rate	2.53%	2.53%
Calculated value	$ 45,109	$ 45,109
Stock Option 6
Date of Issuance	Oct. 06, 2014	Oct. 06, 2014
Options	15,500,000	15,500,000
Stock price on grant date	$ 0.0358	$ .0358
Exercise price	$ 0.0191984	$ .0191984
Expected life	5 years	5 years
Volatility	101.00%	101.00%
Risk-free rate	1.04%	1.04%
Calculated value	$ 454,798	$ 454,798
Stock Option 7
Date of Issuance	Apr. 06, 2015
Options	204,000,250
Stock price on grant date	$ 0.0008
Exercise price	$ 0.0008
Expected life	5 years
Volatility	99.00%
Risk-free rate	1.31%
Calculated value	$ 120,788